Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Inventories

Inventories consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Raw materials and packing materials	32,218	72,879
Products	396,810	473,534
Less: impairment allowance	(42,974)	(37,683)
Inventories	386,054	508,730